Unaudited consolidated statements of financial position € in Thousands, $ in Thousands	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 01, 2021 EUR (€)
Non-current assets
Intangible assets	€ 7,576	€ 9,194	€ 12,407
Property, plant and equipment*	7,217	9,464	16,590
Right-of-use assets	17,059	18,904	22,120
Other assets	2,972	2,972	1,967
Non-current assets	34,824	40,534	53,084
Current assets
Inventories	2,154	3,869	11,405
Trade receivables and contract assets*	15,716	23,646	29,250
Other assets	3,954	5,453	8,286
Cash and cash equivalents	33,515	17,818	48,156
Current assets	55,339	50,786	97,097
Assets	90,163	91,320	150,181
Equity
Issued capital	3,250	2,708	2,654
Capital reserve	144,027	133,897	125,916
Accumulated deficit and other reserves*	(126,171)	(109,414)	(63,477)
Non-controlling interests	(54)	193	95
Equity	21,052	27,384	65,188
Non-current liabilities
Non-current loans	23,632		401
Lease liabilities*	13,770	15,394	17,677
Deferred tax liabilities	49	79	207
Government grants	7,305	8,028	8,950
Other liabilities*		1,018	640
Warrants liability	1,194
Non-current liabilities	45,950	24,519	27,875
Current liabilities
Government grants	1,351	1,368	1,342
Current loans	1,730	3,815	2,492
Lease liabilities*	2,713	3,330	3,528
Trade payables	4,757	11,252	31,736
Liabilities from income taxes	124	178	58
Other liabilities*	12,486	19,474	17,962
Current liabilities	23,161	39,417	57,118
Equity and liabilities	€ 90,163	€ 91,320	€ 150,181